TETON Westwood SmallCap Equity Fund
Schedule of Investments—December 31, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.5%
Aerospace  — 0.2%
1,669 Hexcel Corp. ...................................................... $ 104,646
Automotive  — 2.0%
21,271 Rush Enterprises Inc., Cl. A .............................. 1,165,438
Aviation: Parts and Services  — 2.7%
22,709 AAR Corp.† ........................................................ 1,391,608
5,788 Standard Motor Products Inc. .......................... 179,312
1,570,920
Banking  — 14.0%
13,408 Atlantic Union Bankshares Corp. ..................... 507,895
44,162 Banc of California Inc. ....................................... 682,745
32,117 Columbia Banking System Inc. ......................... 867,480
18,557 Five Star Bancorp ............................................... 558,380
6,043 Glacier Bancorp Inc. .......................................... 303,479
25,074 OceanFirst Financial Corp. ............................... 453,839
36,335 Old National Bancorp ....................................... 788,651
9,005 SouthState Corp. ................................................ 895,817
24,858 USCB Financial Holdings Inc. .......................... 441,230
44,638 Valley National Bancorp ................................... 404,420
48,073 Veritex Holdings Inc. ......................................... 1,305,663
17,349 WaFd Inc. ............................................................ 559,332
9,470 Washington Trust Bancorp Inc. ........................ 296,885
8,065,816
Broadcasting  — 3.0%
145,326 Grupo Televisa SAB, ADR ................................ 244,148
58,474 IMAX Corp.† ...................................................... 1,496,934
1,741,082
Building and Construction  — 4.0%
13,881 Champion Homes Inc.† ..................................... 1,222,916
7,246 MYR Group Inc.† ............................................... 1,077,988
2,300,904
Business Services  — 4.1%
25,548 ABM Industries Inc. ........................................... 1,307,547
24,036 Heidrick & Struggles International Inc. ........... 1,065,035
2,372,582
Communications  — 2.2%
23,429 ATN International Inc. ...................................... 393,841
67,582 Harmonic Inc.† .................................................. 894,110
1,287,951
Computer Software and Services  — 7.3%
20,276 Cantaloupe Inc.† ................................................ 192,825
80,411 NetScout Systems Inc.† ..................................... 1,741,702
10,792 Progress Software Corp. .................................... 703,099
17,465 Teradata Corp.† ................................................. 544,034
156,707 Vimeo Inc.† ........................................................ 1,002,925
4,184,585
Consumer Products  — 3.6%
97,342 OPENLANE Inc.† .............................................. 1,931,265
1,693 Oxford Industries Inc. ....................................... 133,375
2,064,640
Diversified Industrial  — 3.2%
4,645 Albany International Corp., Cl. A .................... 371,461
7,918 Apogee Enterprises Inc. .................................... 565,424
6,918 Enerpac Tool Group Corp. ................................ 284,261
16,973 Kennametal Inc. ................................................. 407,691
Shares
Market
Value
5,576 Worthington Enterprises Inc. ........................... $ 223,653
1,852,490
Electronics  — 6.8%
13,296 Advanced Energy Industries Inc. ..................... 1,537,416
19,852 FARO Technologies Inc.† .................................. 503,447
29,419 Sonos Inc.† .......................................................... 442,462
59,318 TTM Technologies Inc.† .................................... 1,468,120
3,951,445
Energy and Utilities  — 4.4%
34,869 Magnolia Oil & Gas Corp., Cl. A ...................... 815,237
22,397 Oceaneering International Inc.† ....................... 584,114
46,347 Patterson-UTI Energy Inc. ................................. 382,826
11,867 Riley Exploration Permian Inc. ......................... 378,795
13,388 Select Water Solutions Inc. ................................ 177,257
32,451 Shoals Technologies Group Inc., Cl. A† ........... 179,454
2,517,683
Equipment and Supplies  — 2.7%
27,430 Flowserve Corp. ................................................. 1,577,774
Financial Services  — 6.0%
12,170 First Interstate BancSystem Inc., Cl. A ............. 395,160
14,519 Heritage Financial Corp. ................................... 355,716
7,149 Horace Mann Educators Corp. ......................... 280,455
13,901 Mercury General Corp. ..................................... 924,138
15,434 Stewart Information Services Corp. ................. 1,041,641
15,192 Univest Financial Corp. ..................................... 448,316
3,445,426
Health Care  — 12.0%
56,999 Axogen Inc.† ...................................................... 939,343
43,867 Embecta Corp. .................................................... 905,854
5,490 Haemonetics Corp.† .......................................... 428,659
18,914 Omnicell Inc.† .................................................... 842,051
61,337 Orthofix Medical Inc.† ....................................... 1,070,944
71,952 Patterson Cos. Inc. ............................................. 2,220,439
13,637 Supernus Pharmaceuticals Inc.† ....................... 493,114
6,900,404
Machinery  — 2.2%
57,213 Mueller Water Products Inc., Cl. A ................... 1,287,293
Materials  — 0.8%
10,953 Avient Corp. ....................................................... 447,540
Real Estate  — 2.1%
20,255 Alpine Income Property Trust Inc., REIT ........ 340,081
31,416 CareTrust REIT Inc. ........................................... 849,803
1,189,884
Retail  — 8.2%
16,446 Advance Auto Parts Inc. .................................... 777,731
73,002 American Eagle Outfitters Inc. ......................... 1,216,943
36,514 El Pollo Loco Holdings Inc.† ............................. 421,372
48,402 Ethan Allen Interiors Inc. .................................. 1,360,580
17,521 Urban Outfitters Inc.† ........................................ 961,553
4,738,179
Semiconductors  — 5.0%
31,024 Cohu Inc.† .......................................................... 828,341
6,273 FormFactor Inc.† ................................................ 276,012
6,388 MKS Instruments Inc. ........................................ 666,843
67,135 nLight Inc.† ........................................................ 704,246

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors (Continued)
10,908 Ultra Clean Holdings Inc.† ............................... $ 392,143
2,867,585
Specialty Chemicals  — 1.4%
12,340 Darling Ingredients Inc.† .................................. 415,734
5,389 Minerals Technologies Inc. ................................ 410,696
826,430
Transportation  — 0.6%
5,579 The Greenbrier Companies Inc. ........................ 340,263
TOTAL COMMON STOCKS ......................... 56,800,960
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.5%
$ 895,000 U.S. Treasury Bills,
4.218%††, 03/27/25 .......................................... 886,261
TOTAL INVESTMENTS — 100.0%
(Cost $42,290,838) ........................................... $ 57,687,221
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust